Interest income and interest expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Interest income	$ 388,929	¥ 2,530,490	¥ 1,226,852	¥ 673,006
Interest expense	$ (148,124)	(963,742)	(618,567)	(72,595)
Bank deposits, wealth management products and others
Interest income		1,258,948	693,672	561,283
Others
Interest expense		(261,595)	(246,988)	(46,571)
Loans | JD Finance
Interest income		569,395	161,601	85,699
Nonrecourse securitization debt
Interest expense		(702,147)	(371,579)	(26,024)
Nonrecourse securitization debt | JD Finance
Interest income		¥ 702,147	¥ 371,579	¥ 26,024